UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional and Investor Class (formerly Initial Class))
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The U.S. equity markets continued to make new highs during the fourth quarter with the S&P 500® Index rising 6.6% and bringing the year’s gains to 21.83%. Price volatility remained at multi-year lows, with the S&P 500® Index realized annualized volatility ending the year at 6.6%, which is less than half of the 14.9% average recorded over the past 50 years. U.S. equity gains in the fourth quarter were driven in part by newly passed tax reform that dropped the corporate tax rate to 21% and the appearance of synchronization in global growth, as U.S. third-quarter GDP accelerated by 3.2% and eurozone and Japanese economic activity both registered 2.5% rates. Given signs of economic improvement, the Federal Reserve raised the Federal Funds rate by 0.25% in December, which was the third increase during 2017.
Growth stocks continued to outperform value stocks across all capitalizations, albeit by a much smaller margin in the fourth quarter than in the first three quarters. Within the Russell 2000® Value Index, eight of 11 sectors posted positive returns for the year, with health care being the best-performing sector, followed by industrials and utilities. On the reverse side, telecom and energy were large laggards.
As fund managers we seek companies that are 1) attractively valued, 2) exhibiting strong and improving fundamentals supported by attractive price, and 3) run by shareholder-friendly management. We employ a quantitative multi-factor model designed to capture these three investment factors which we call value, momentum, and quality, respectively. Over the year, model performance was mixed with periods of broad pressure over the first half of 2017 followed by improvements through the third quarter and into early fourth quarter and relatively soft performance in December. On balance through the full period, earnings and price related momentum factors positively impacted performance as small cap investors continued their focus on future profitability with less regard to the price or dependability of this profitability. Quality and valuation factors in accordance were challenged in 2017, and were particularly pressured over the first half of the year before trending higher through the third and fourth quarters. More specific to the fourth quarter, performance across our multi-factor model included positive and stable contributions from earnings-related momentum factors throughout the period, while price-related momentum factors were strong in October but subsequently reversed to end the fourth quarter only marginally higher. Valuation factors improved as the quarter progressed but still ended the full period as the least effective factor. Quality factors trended comparably to value, but did not decline or rebound as sharply over the full period and closed the fourth quarter relatively flat.
For the twelve month period ended December 31, 2017, the Fund (Institutional Class shares) returned 7.21% net of fees, relative to a 7.84% return for the Russell 2000® Value Index, the Fund’s benchmark index. For the year, stock selection results were strongest in materials (specifically, chemicals), financials (banks), and REITs. However, weak results from stock selection in consumer discretionary (retailing; consumer durables & apparel), and consumer staples (food, beverage & tobacco) detracted from those gains.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 15, 2008 (inception) through December 31, 2008.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	7.21%	N/A	8.15%
Investor Class	6.82%	12.53%	8.90%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class inception date was May 15, 2008.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2017
Sector	Percentage of Fund Investments
Financial	32.23%
Consumer, Non-cyclical	19.60
Consumer, Cyclical	12.27
Energy	6.30
Industrial	5.43
Communications	4.07
Utilities	3.28
Basic Materials	2.18
Technology	0.65
Short Term Investments	13.99
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,078.90	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.58
Investor Class
Actual	$1,000.00	$1,076.50	$6.59
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.41
* Expenses are equal to the Fund's annualized expense ratio of 0.90% for the Institutional Class shares and 1.26% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.48%
3,600	Koppers Holdings Inc(a)	$ 183,240
36,800	Kronos Worldwide Inc	948,336
7,400	Mercer International Inc	105,820
5,600	Omnova Solutions Inc(a)	56,000
68,900	Tahoe Resources Inc(b)	330,031
10,100	Valhi Inc	62,317
14,700	Verso Paper Corp(a)	258,279
		1,944,023
Communications — 4.64%
17,800	Beasley Broadcast Group Class A(b)	238,520
19,300	Blucora Inc(a)	426,530
26,900	Comtech Telecommunications Corp	595,028
47,300	Extreme Networks Inc(a)	592,196
126,100	Intelsat SA(a)	427,479
21,600	Internap Network Services Corp(a)(b)	339,336
6,700	MSG Networks Inc Class A(a)	135,675
17,200	PC-Tel Inc	126,764
51,000	QuinStreet Inc(a)	427,380
17,200	RigNet Inc(a)	257,140
4,700	TechTarget Inc(a)	65,424
		3,631,472
Consumer, Cyclical — 13.98%
13,900	Beazer Homes USA Inc(a)	267,019
32,800	Commercial Vehicle Group Inc(a)	350,632
11,800	Conn's Inc(a)(b)	419,490
4,100	Copa Holdings SA Class A	549,646
1,600	Deckers Outdoor Corp(a)	128,400
16,100	H&E Equipment Services Inc	654,465
3,500	Johnson Outdoors Inc Class A	217,315
3,100	Liberty TripAdvisor Holdings Inc Class A(a)	29,218
32,900	Meritor Inc(a)	771,834
12,300	Penn National Gaming Inc(a)(b)	385,359
7,200	Perry Ellis International Inc(a)	180,288
4,400	PetMed Express Inc(b)	200,200
2,200	PICO Holdings Inc	28,160
28,300	Pier 1 Imports Inc(b)	117,162
7,400	RH (a)(b)	637,954
26,500	Rush Enterprises Inc Class A(a)	1,346,465
14,900	Scientific Games Corp Class A(a)(b)	764,370
10,500	Sleep Number Corp(a)	394,695
11,000	Systemax Inc(b)	365,970
53,300	Tailored Brands Inc(b)	1,163,539
34,200	Tilly's Inc Class A	504,792
24,400	Titan Machinery Inc(a)	516,548
800	Tower International Inc	24,440
28,600	Town Sports International Holdings Inc(a)	158,730
Shares		Fair Value
Consumer, Cyclical — (continued)
35,900	Wabash National Corp(b)	$ 779,030
		10,955,721
Consumer, Non-Cyclical — 22.35%
29,400	Aaron's Inc	1,171,590
36,900	Acacia Research Corp(a)	149,445
15,000	Akebia Therapeutics Inc(a)	223,050
9,700	Alliance One International Inc(a)	128,525
46,200	ARC Document Solutions Inc(a)	117,810
1,700	Assembly Biosciences Inc(a)	76,925
2,400	BioSpecifics Technologies Corp(a)	103,992
600	Boston Beer Co Inc Class A(a)(b)	114,660
12,600	CAI International Inc(a)	356,832
38,600	Cambium Learning Group Inc(a)	219,248
3,100	Care.com Inc(a)	55,924
16,400	Chefs' Warehouse Inc(a)(b)	336,200
30,900	Conatus Pharmaceuticals Inc(a)	142,758
46,300	Corcept Therapeutics Inc(a)(b)	836,178
11,900	Cutera Inc(a)	539,665
8,300	CytomX Therapeutics Inc(a)	175,213
27,500	Ennis Inc	570,625
69,700	Everi Holdings Inc(a)	525,538
11,600	Green Dot Corp Class A(a)	699,016
92,600	ImmunoGen Inc(a)(b)	593,566
15,500	Innoviva Inc(a)	219,945
13,500	Intersect ENT Inc(a)	437,400
5,400	K12 Inc(a)	85,860
38,500	Lantheus Holdings Inc(a)	787,325
8,000	Liberty Tax Inc	88,000
2,200	MyoKardia Inc(a)(b)	92,620
38,500	Myriad Genetics Inc(a)	1,322,282
5,800	National Beverage Corp(b)	565,152
2,800	Nektar Therapeutics(a)	167,216
3,600	Psychemedics Corp	74,016
39,500	Quad Graphics Inc	892,700
53,800	RPX Corp	723,072
9,200	Sanderson Farms Inc(b)	1,276,776
43,600	Sangamo BioSciences Inc(a)(b)	715,040
14,000	Spectrum Pharmaceuticals Inc(a)	265,300
40,500	Textainer Group Holdings Ltd(a)(b)	870,750
11,100	Vectrus Inc(a)	342,435
7,300	Verastem Inc(a)	22,411
25,100	Weight Watchers International Inc(a)(b)	1,111,428
8,700	XOMA Corp(a)(b)	309,720
		17,506,208
Energy — 7.18%
1,100	Adams Resources & Energy Inc	47,850
4,100	Archrock Inc	43,050

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Energy — (continued)
22,000	California Resources Corp(a)(b)	$ 427,680
82,400	Cloud Peak Energy Inc(a)	366,680
16,400	Comstock Resources Inc(a)	138,744
33,600	CVR Energy Inc(b)	1,251,264
37,000	Evolution Petroleum Corp	253,450
39,000	Exterran Corp(a)	1,226,160
33,500	Hallador Energy Co	204,015
300	Isramco Inc(a)(b)	31,395
29,300	Kosmos Energy Ltd(a)(b)	200,705
4,700	Murphy Oil Corp	145,935
5,700	Panhandle Oil & Gas Inc Class A	117,135
1,600	REX American Resources Corp(a)	132,464
6,600	SolarEdge Technologies Inc(a)	247,830
13,200	SunCoke Energy Inc(a)(b)	158,268
23,900	Whitting Petroleum Corp(a)(b)	632,872
		5,625,497
Financial — 36.75%
2,300	1st Source Corp	113,735
16,300	AG Mortgage Investment Trust Inc REIT	309,863
6,700	Aircastle Ltd	156,713
12,900	American Equity Investment Life Holding Co	396,417
92,500	Anworth Mortgage Asset Corp REIT	503,200
6,900	Ares Commercial Real Estate Corp REIT	89,010
20,500	ARMOUR Residential Inc REIT(b)	527,260
15,100	Assured Guaranty Ltd	511,437
15,400	Banco Latinoamericano de Comercio Exterior SA	414,260
60,100	Bancorp Inc(a)	593,788
3,300	Bank of Commerce Holdings	37,950
6,200	Bank of Hawaii Corp	531,340
3,400	Bank of Marin Bancorp	231,200
7,200	Bankwell Financial Group Inc	247,248
24,800	Boston Private Financial Holdings Inc	383,160
2,700	C&F Financial Corp	156,600
17,200	Central Pacific Financial Corp	513,076
13,900	Central Valley Community Bancorp	280,502
4,100	Century Bancorp Inc Class A	320,825
22,100	Charter Financial Corp	387,634
4,000	Chimera Investment Corp REIT	73,920
3,100	Citizens & Northern Corp	74,400
4,200	CNO Financial Group Inc	103,698
21,000	CoreCivic Inc REIT	472,500
5,100	CoreSite Realty Corp REIT	580,890
7,100	CVB Financial Corp	167,276
17,900	CYS Investments Inc REIT	143,737
30,700	Dime Community Bancshares Inc	643,165
6,900	EastGroup Properties Inc REIT	609,822
Shares		Fair Value
Financial — (continued)
1,500	Enterprise Financial Services Corp	$ 67,725
10,100	Essent Group Ltd(a)	438,542
1,300	Evercore Partners Inc Class A	117,000
11,300	Federal Agricultural Mortgage Corp Class C	884,112
3,100	Financial Institutions Inc	96,410
15,200	First Busey Corp(b)	455,088
7,500	First Defiance Financial Corp	389,775
6,900	First Interstate BancSystem Inc Class A	276,345
13,500	First Merchants Corp	567,810
8,800	First of Long Island Corp	250,800
27,300	Flagstar Bancorp Inc(a)	1,021,566
2,400	Franklin Financial Network Inc(a)	81,840
3,900	FS Bancorp Inc	212,823
18,100	Getty Realty Corp REIT	491,596
1,300	Hingham Institution for Savings	269,100
2,300	Home Bancorp Inc	99,406
7,050	Horizon Bancorp	195,990
28,700	InfraREIT Inc REIT	533,246
7,600	International FCStone Inc(a)	323,228
300	Investors Title Co	59,505
11,300	iStar Inc REIT	127,690
18,300	Lakeland Financial Corp	887,367
19,700	Maui Land & Pineapple Co Inc(a)	340,810
26,800	MFA Financial Inc REIT	212,256
50,000	MGIC Investment Corp(a)	705,500
15,600	MTGE Investment Corp REIT	288,600
800	National Health Investors Inc REIT	60,304
19,800	Navient Corp	263,736
2,300	Nelnet Inc Class A	125,994
9,700	Northeast Bancorp	224,555
4,500	Northrim BanCorp Inc	152,325
27,800	OM Asset Management PLC	465,650
2,100	Oritani Financial Corp	34,440
25,500	PennyMac Financial Services Inc Class A(a)	569,925
24,600	Piedmont Office Realty Trust Inc REIT Class A	482,406
14,500	Preferred Apartment Communities Inc REIT	293,625
2,000	Preferred Bank	117,560
1,300	Prosperity Bancshares Inc	91,091
3,900	PS Business Parks Inc REIT	487,851
25,100	Radian Group Inc	517,311
9,500	Regional Management Corp(a)	249,945
3,400	Republic Bancorp Inc Class A	129,268
25,300	Riverview Bancorp Inc	219,351
1,100	S&T Bancorp Inc	43,791
36,000	Summit Hotel Properties Inc REIT	548,280
16,700	Sunstone Hotel Investors Inc REIT(b)	276,051
72,000	Third Point Reinsurance Ltd(a)	1,054,800
6,000	Tiptree Inc	35,700
9,000	Two River Bancorp	163,170

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Financial — (continued)
3,300	UMB Financial Corp	$ 237,336
4,100	Umpqua Holdings Corp	85,280
12,500	United Community Banks Inc	351,750
4,200	Valley National Bancorp(b)	47,124
27,200	Walker & Dunlop Inc(a)	1,292,000
4,100	Washington Federal Inc	140,425
3,300	Washington Trust Bancorp Inc	175,725
4,300	Weingarten Realty Investors REIT	141,341
15,900	West Bancorporation Inc(b)	399,885
15,800	Xenia Hotels & Resorts Inc REIT	341,122
		28,787,873
Industrial — 6.20%
7,600	Argan Inc	342,000
5,400	Bel Fuse Inc Class B	135,945
25,400	Control4 Corp(a)	755,904
37,500	Electro Scientific Industries Inc(a)	803,625
66,000	Harsco Corp(a)	1,230,900
19,500	Heritage-Crystal Clean Inc(a)	424,125
7,900	LB Foster Co Class A(a)	214,485
9,000	Myers Industries Inc	175,500
101,100	Navios Maritime Acquisition Corp	112,221
25,700	Stoneridge Inc(a)	587,502
3,900	ZAGG Inc(a)	71,955
		4,854,162
Technology — 0.74%
15,500	Amtech Systems Inc(a)	156,085
6,700	Pixelworks Inc(a)	42,411
32,400	Ribbon Communications Inc(a)	250,452
5,800	Ultra Clean Holdings Inc(a)	133,922
		582,870
Utilities — 3.74%
1,300	Black Hills Corp	78,143
5,000	El Paso Electric Co	276,750
1,200	NorthWestern Corp	71,640
18,400	Ormat Technologies Inc	1,176,864
7,700	PNM Resources Inc	311,465
7,400	Portland General Electric Co	337,292
10,600	SJW Corp	676,598
		2,928,752
TOTAL COMMON STOCK — 98.06% (Cost $63,935,636)		$ 76,816,578
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.53%
$1,200,000	Federal Farm Credit Banks Funding Corp 1.07%, 01/02/2018	$ 1,199,895
U.S. Treasury Bonds and Notes — 0.17%
135,000	U.S. Treasury Bills(c) 1.16%, 03/15/2018	134,680
Money Market Mutual Funds — 1.88%
492,000	BlackRock Liquidity Funds FedFund Institutional Shares(d), 1.17%(e)	492,000
495,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(d), 1.19%(e)	495,000
480,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 1.20%(e)	480,000
		1,467,000
Repurchase Agreements — 12.37%
2,649,450	Undivided interest of 2.41% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $2,649,450 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(d)	2,649,450
2,649,450	Undivided interest of 2.74% in a repurchase agreement (principal amount/value $96,861,869 with a maturity value of $96,876,936) with RBC Capital Markets Corp, 1.40%, dated 12/31/17 to be repurchased at $2,649,450 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.88% - 8.88%, 2/15/19 - 12/20/47, with a value of $98,799,106.(d)	2,649,450

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,649,450	Undivided interest of 3.47% in a repurchase agreement (principal amount/value $76,539,356 with a maturity value of $76,551,347) with TD Securities (USA) Inc, 1.41%, dated 12/31/17 to be repurchased at $2,649,450 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 2/29/24 - 2/15/44, with a value of $78,070,156.(d)	$ 2,649,450
1,741,207	Undivided interest of 4.58% in a repurchase agreement (principal amount/value $38,074,609 with a maturity value of $38,080,362) with Scotia Capital (USA) Inc, 1.36%, dated 12/31/17 to be repurchased at $1,741,207 on 1/2/18 collateralized by U.S. Treasury securities, 0.13% - 3.63%, 1/31/19 - 9/9/49, with a value of $38,841,973.(d)	1,741,207
		9,689,557
SHORT TERM INVESTMENTS — 15.95% (Cost $12,491,132)		$ 12,491,132
TOTAL INVESTMENTS — 114.01% (Cost $76,426,768)		$ 89,307,710
OTHER ASSETS & LIABILITIES, NET — (14.01)%		$(10,971,809)
TOTAL NET ASSETS — 100.00%		$78,335,901
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2017.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2017.
REIT	Real Estate Investment Trust
At December 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	18	1,382,850	March 2018	$4,275
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $10,882,866 of securities on loan)(a)	$79,618,153
Repurchase agreements, fair value(b)	9,689,557
Cash	378,709
Dividends receivable	116,526
Subscriptions receivable	112,067
Receivable for investments sold	1,600,000
Total Assets	91,515,012
LIABILITIES:
Payable for director fees	4,015
Payable for investments purchased	1,599,944
Payable for other accrued fees	27,826
Payable for shareholder services fees	3,314
Payable to investment adviser	59,717
Payable upon return of securities loaned	11,156,557
Redemptions payable	315,985
Variation margin on futures contracts	11,753
Total Liabilities	13,179,111
NET ASSETS	$78,335,901
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$779,826
Paid-in capital in excess of par	64,407,210
Net unrealized appreciation	12,885,217
Accumulated net realized gain	263,648
NET ASSETS	$78,335,901
NET ASSETS BY CLASS
Investor Class	$10,910,096
Institutional Class	$67,425,805
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	972,428
Institutional Class	6,825,831
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.22
Institutional Class	$9.88
(a) Cost of investments	$66,737,211
(b) Cost of repurchase agreements	$9,689,557
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$11,150
Income from securities lending	70,999
Dividends	1,229,154
Foreign withholding tax	(239)
Total Income	1,311,064
EXPENSES:
Management fees	657,461
Shareholder services fees – Investor Class	41,296
Audit and tax fees	19,166
Custodian fees	14,121
Director's fees	10,708
Legal fees	5,594
Pricing fees	1,131
Registration fees	11,356
Shareholder report fees	3,964
Transfer agent fees	5,364
Other fees	54
Total Expenses	770,215
Less amount waived by investment adviser	56,497
Net Expenses	713,718
NET INVESTMENT INCOME	597,346
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,044,321
Net realized gain on futures contracts	161,360
Net Realized Gain	5,205,681
Net change in unrealized depreciation on investments	(343,975)
Net change in unrealized appreciation on futures contracts	40,940
Net Change in Unrealized Depreciation	(303,035)
Net Realized and Unrealized Gain	4,902,646
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,499,992
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Invesco Small Cap Value Fund	2017	2016
OPERATIONS:
Net investment income	$597,346	$704,375
Net realized gain	5,205,681	3,476,048
Net change in unrealized appreciation (depreciation)	(303,035)	11,970,311
Net Increase in Net Assets Resulting from Operations	5,499,992	16,150,734
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(22,186)	(30,389)
Institutional Class	(831,538)	(638,840)
From net investment income	(853,724)	(669,229)
From net realized gains
Investor Class	(1,025,164)	-
Institutional Class	(7,006,664)	-
From net realized gains	(8,031,828)	0
Total Distributions	(8,885,552)	(669,229)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,457,060	15,704,910
Institutional Class	18,177,373	12,266,839
Shares issued in reinvestment of distributions
Investor Class	1,047,350	30,389
Institutional Class	7,838,202	638,840
Shares redeemed
Investor Class	(14,798,934)	(19,194,086)
Institutional Class	(14,812,186)	(20,474,419)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,908,865	(11,027,527)
Total Increase in Net Assets	5,523,305	4,453,978
NET ASSETS:
Beginning of year	72,812,596	68,358,618
End of year	$78,335,901	$72,812,596
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	988,169	1,612,901
Institutional Class	1,760,579	1,445,359
Shares issued in reinvestment of distributions
Investor Class	94,042	3,278
Institutional Class	793,262	69,059
Shares redeemed
Investor Class	(1,278,312)	(1,951,741)
Institutional Class	(1,417,618)	(2,207,047)
Net Increase (Decrease)	940,122	(1,028,191)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$11.60	0.05	0.70	0.75	-	(0.02)	(1.11)	(1.13)	$11.22	6.82%
12/31/2016	$ 9.41	0.07	2.14	2.21	-	(0.02)	-	(0.02)	$11.60	23.57%
12/31/2015	$10.98	0.03	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
12/31/2014	$11.93	0.04	0.99	1.03	-	(0.53)	(1.45)	(1.98)	$10.98	8.53%
12/31/2013	$10.58	0.13	3.59	3.72	-	(1.13)	(1.24)	(2.37)	$11.93	35.65%
Institutional Class
12/31/2017	$10.41	0.09	0.62	0.71	-	(0.13)	(1.11)	(1.24)	$ 9.88	7.21%
12/31/2016	$ 8.49	0.09	1.94	2.03	-	(0.11)	-	(0.11)	$10.41	24.00%
12/31/2015 (d)	$10.00	0.05	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$10,910	1.40%	1.26%	0.47%	90%
12/31/2016	$13,559	1.40%	1.40%	0.75%	72%
12/31/2015	$14,157	1.40%	1.40%	0.26%	82%
12/31/2014	$73,458	1.40%	1.40%	0.29%	90%
12/31/2013	$71,690	1.40%	1.40%	1.09%	100%
Institutional Class
12/31/2017	$67,426	0.96%	0.90%	0.86%	90%
12/31/2016	$59,254	1.05%	1.05%	1.07%	72%
12/31/2015 (d)	$54,201	1.05% (g)	1.05% (g)	0.79% (g)	82%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2017

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 76,816,578	$ —	$ —	$ 76,816,578
Short Term Investments	1,467,000	11,024,132	—	12,491,132
Total investments, at fair value:	78,283,578	11,024,132	0	89,307,710
Other Financial Investments:
Futures Contracts(a)	4,275	—	—	4,275
Total Assets	$ 78,287,853	$ 11,024,132	$ 0	$ 89,311,985
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$362,224	$563,076
Long-term capital gain	8,523,328	106,153
	$8,885,552	$669,229
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2017

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$256,378	$(256,378)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	268,419
Capital loss carryforwards	—
Post-October losses	(56,186)
Net unrealized appreciation	12,936,632
Tax composition of capital	$13,148,865
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(56,186)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$76,375,353
Gross unrealized appreciation on investments	15,214,763
Gross unrealized depreciation on investments	(2,278,131)
Net unrealized appreciation on investments	$12,936,632
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Annual Report - December 31, 2017

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 25 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2017 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$4,275 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$161,360	Net change in unrealized appreciation on futures contracts	$40,940
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the Fund’s average daily net assets up to $1 billion dollars, 0.75% of the Fund’s average daily net assets over $1 billion dollars and 0.70% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to that date, the Adviser received monthly compensation at the annual rate of 1.05% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Effective May 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.83% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$56,497	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees, the Adviser is responsible for compensating the Sub-Adviser for its services.

Annual Report - December 31, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $68,543,116 and $66,052,837, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $10,882,866 and received collateral as reported on the Statement of Assets and Liabilities of $11,156,557 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2017, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Invesco Small Cap Value Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018